CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Cash flows from (used in) operating activities [abstract]
Loss before tax	€ (22,449)	€ (111,247)	€ (467,353)
Depreciation and amortization	51,028	87,900	116,318
Net finance costs	32,372	23,494	23,204
Other non-cash items	2,473	(16,949)	18,032
Capital reorganization non-cash items	0	0	199,502
Income tax paid	(10,378)	(3,495)	(5,482)
Interest paid	(16,038)	(20,444)	(18,552)
Changes in working capital	(38,090)	(46,257)	20,737
Capital reorganization cash items	0	0	10,448
Net cash from / (used) in operating activities	(1,082)	(86,998)	(103,146)
Cash flows from (used in) investing activities [abstract]
Proceeds from sale of property, plant and equipment	0	5	0
Purchase of tangible assets	(4,776)	(2,259)	(1,487)
Purchase of intangible assets	(3,418)	(1,748)	(3,069)
Payments for capitalized intangible assets	(25,688)	(17,094)	(16,670)
Acquisition of subsidiaries net of cash acquired	(32,046)	(2,992)	(52,526)
Net cash outflow on disposal of subsidiary	(1,686)	0	0
Acquisitions of non-current financial assets	(6,149)	(7,637)	(1,248)
Receipts from sale of non-current financial assets	3,115	688	2,169
Net cash used in investing activities	(70,648)	(31,037)	(72,831)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of share capital	215,209	0	58,721
Transaction costs of issuance of share capital	(4,867)	0	0
Acquisition of treasury shares	0	(10)	0
Payment for exercise of GB's leaver call option	0	(359)	0
Proceeds from loans and borrowings	0	0	630,000
Repayment of loans and borrowings	0	0	(630,000)
Financing fee	0	0	(8,417)
Principal elements of lease payments	(11,157)	(13,375)	(15,031)
Proceeds from loans and borrowings due to shareholders	59,384	0	0
Proceeds from revolving credit facilities	0	0	177,991
Repayment of revolving credit facilities	0	0	(78,996)
Dividends paid to non-controlling interests	(378)	(623)	(155)
Net cash from / (used in) financing activities	258,191	(14,367)	134,113
Net foreign exchange difference	2,360	578	(840)
Net increase / (decrease) in cash and cash equivalents	188,821	(131,824)	(42,704)
Cash and cash equivalents at beginning of year	51,083	182,176	225,764
Cash and cash equivalents at end of year	240,546	51,083	182,176
Supplemental Cash Flow Information [Abstract]
Net change in bank overdraft facilities	€ 642	€ 731	€ (884)